Dividends on Ordinary Shares	6 Months Ended
Jun. 30, 2024
Dividends On Ordinary Shares [Abstract]
Dividends on Ordinary Shares	6. DIVIDENDS ON ORDINARY SHARES An interim dividend of £554m was declared on the Company’s ordinary shares in issue (H123: £410m).